Document and Entity Information	Apr. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001719395
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	EARGO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39616
Entity Tax Identification Number	27-3879804
Entity Address, Address Line One	2665 North First Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(650)
Local Phone Number	351-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	EAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false